Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (Note 14)	$ 1,398,886	$ 949,104
Short-term investments (Notes 4 and 14)	0	50,000
Accounts receivable, net (Note 5)	2,505,568	2,028,545
Inventories, net (Note 6)	4,553,500	3,461,686
Other current assets (Notes 13 and 19)	178,311	335,085
Total current assets	8,636,265	6,824,420
Property, plant and equipment, net (Note 7)	5,334,748	5,093,147
Goodwill (Notes 3 and 8)	2,184,336	2,196,058
Other intangible assets, net (Notes 3 and 8)	828,504	914,646
Other assets (Note 9)	936,735	812,987
Total assets	17,920,588	15,841,258
Current liabilities:
Short-term debt (Notes 11 and 14)	57,870	52,833
Long-term debt due within one year (Notes 11 and 14)		500,000
Accounts payable (Note 10)	1,428,191	1,181,346
Salaries, wages and related accruals (Note 17)	709,397	516,660
Accrued expenses and other current liabilities (Notes 10, 13 and 15)	610,842	573,925
Total current liabilities	2,806,300	2,824,764
Long-term debt due after one year (Notes 11 and 14)	4,233,276	3,242,242
Deferred credits and other liabilities (Notes 13, 15, 17 and 19)	679,044	689,464
Total liabilities	7,718,620	6,756,470
Commitments and contingencies (Notes 13 and 15)
Nucor stockholders' equity (Notes 12 and 16):
Common stock (800,000 shares authorized; 380,154 and 379,900 shares issued, respectively)	152,061	151,960
Additional paid-in capital	2,073,715	2,021,339
Retained earnings	10,337,445	8,463,709
Accumulated other comprehensive loss, net of income taxes (Notes 13 and 20)	(304,133)	(254,681)
Treasury stock (74,562 and 61,931 shares, respectively)	(2,467,010)	(1,643,291)
Total Nucor stockholders' equity	9,792,078	8,739,036
Noncontrolling interests	409,890	345,752
Total equity	10,201,968	9,084,788
Total liabilities and equity	$ 17,920,588	$ 15,841,258